Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Reconciliation of Ordinary Share Subject to Possible Redemption Reflected in the Balance Sheet

At December 31, 2023 and 2022, the Class A ordinary share subject to possible redemption reflected in the balance sheet is reconciled in the following table:

Class A ordinary share subject to possible redemption, January 1, 2022	$351,900,000
Plus:
Accretion of carrying value to redemption value	4,964,000
Class A ordinary share subject to possible redemption, December 31, 2022	356,864,000
Plus:
Accretion of carrying value to redemption value	2,801,927
Less:
Redemption of ordinary shares	(342,984,430)
Class A ordinary share subject to possible redemption, December 31, 2023	$16,681,497

Schedule of Calculation of Basic and Diluted Net Income (Loss) Per Ordinary Share

The following table sets forth the computation of basic and diluted income (loss) per share:

	Three Months Ended March 31,
	2024	2023
Numerator:
Net income (loss)	$11,264,842	$(30,756,144)
Less: Cumulative undeclared Series A dividends	(1,370)	—
Less: Undistributed earnings allocated to participating securities	(756,606)	—
Net income (loss) attributable to common stockholders	$10,506,866	$(30,756,144)

Net income (loss)	$11,264,842	$(30,756,144)
Less: Cumulative undeclared Series A dividends	(1,370)	—
Less: Convertible promissory note interest	155,786	—
Less: Convertible promissory note change in fair value	(48,468,678)	—
Net loss attributable to common stockholders, diluted	$(37,049,420)	$(30,756,144)

Denominator:
Weighted average common stock outstanding, basic	137,333,802	119,999,989
Net income (loss) per share attributable to common stockholders, basic	$0.08	$(0.26)
Weighted average common stock outstanding, basic	137,333,802	—
Effect of potentially dilutive convertible promissory notes	5,053,849	—
Total potentially dilutive securities	5,053,849	—
Weighted average common stock outstanding, diluted	142,387,651	119,999,989
Net loss per share attributable to common stockholders - basic and diluted	$(0.26)	$(0.26)

	For the year ended
	December 31, 2023			December 31, 2022
	Class A (Redeemable) Ordinary Shares	Class A (Non – Redeemable) Ordinary Shares	Class B Ordinary Shares	Class A (Redeemable) Ordinary Shares	Class A (Non – Redeemable) Ordinary Shares	Class B Ordinary Shares
Basic and diluted net (loss) income per share:
Numerator:
Allocation of net (loss) income	$(19,134)	$(44,186)	$(4,005)	$3,172,916	$133,355	$1,102,090

Denominator:
Weighted average shares outstanding	5,333,742	12,317,077	1,116,256	34,500,000	1,450,000	11,983,333

Basic and diluted net (loss) income per share	$0.00	$0.00	$0.00	$0.09	$0.09	$0.09